Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Cash and cash equivalents	R$ 83,449	R$ 3,896	R$ 11,713	R$ 8,240
Trade receivables	47,978	58,808
Current assets	156,179	157,364
Non-current assets	172,345	154,408
Trade payables	1,039	326
Leases	19,828	17,738
Labor and social security obligations	40,724	30,948
Current liabilities	210,264	102,978
Leases	86,371	85,153
Non-current liabilities	99,024	94,069
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	11,676	3,304
Trade receivables	3,151	3,846
Other receivables	1,206	935
Current assets	16,033	8,085
Leases, property and equipment	4,049	4,033
Non-current assets	4,049	4,033
Trade payables	9	124
Leases	1,008	782
Labor and social security obligations	7,527	5,410
Current liabilities	8,544	6,316
Leases	2,712	2,732
Non-current liabilities	2,712	2,732
Net Equity	R$ 8,826	R$ 3,070